Stock-based Compensation - Unrecognized cost (Details) - Humacyte, Inc. - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized share-based compensation cost	$ 14,496	$ 5,789	$ 7,919
Expected weighted average period compensation costs to be recognized (years)	2 years 3 months 18 days	1 year 8 months 12 days	1 year 9 months 18 days